Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue	$ 1,528.2	$ 1,348.4	$ 1,333.8
Cost of sales	462.7	405.3	416.4
Gross profit	1,065.5	943.1	917.4
Selling, general & administrative expenses	976.7	779.0	792.9
Operating income	88.8	164.1	124.5
Net interest, finance and other costs	35.0	36.0	48.8
Income before income taxes	53.8	128.1	75.7
Income tax expense	26.0	24.5	17.6
Net income	27.8	103.6	58.1
Attributable to:
Shareholders of the Company	22.5	94.8	58.4
Non-controlling interest	$ 5.3	$ 8.8	$ (0.3)
Earnings per share attributable to shareholders of the Company
Basic (in CAD per share)	$ 0.23	$ 0.98	$ 0.58
Diluted (in CAD per share)	$ 0.23	$ 0.97	$ 0.57